Property, Plant and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 135,811	$ 105,258	$ 510,498	$ 785,893
Construction in progress	$ 3,133,542		$ 3,125,180